Income Taxes - Schedule of Company’s Net Deferred Tax Assets/(Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Impairment loss on mining equipment	$ 10,747	$ 5,181
Net operating loss carryforwards	6,610	7,742
Credit loss provision for receivables	10	81
Limits on interest expense deduction	5,194	3,683
Total gross deferred tax assets	22,561	16,687
Deferred tax liabilities:
Digital assets	(14,302)	(15,072)
Depreciation of equipment	(6,400)	(8,086)
Total gross deferred liabilities	(20,702)	(23,158)
Valuation allowance	(9,263)
Net deferred tax assets/(liabilities)	(7,404)	(6,471)
United States
Deferred tax liabilities:
Net deferred tax assets/(liabilities)	7,158	7,158
Hong Kong
Deferred tax liabilities:
Net deferred tax assets/(liabilities)	1,579
United Arab Emirates
Deferred tax liabilities:
Net deferred tax assets/(liabilities)	(1,213)	1,443
Singapore
Deferred tax liabilities:
Net deferred tax assets/(liabilities)	$ (14,928)	$ (15,072)